BUSINESS COMBINATION - Chibi Great Wall Carbon (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Aug. 30, 2018	Dec. 31, 2017
Assets
Restricted Cash		¥ 1,056,037	¥ 1,305,781
Liabilities
Contract liabilities		¥ (1,638,826)	¥ (1,579,322)
Total consideration for acquisition				¥ 3,000
Red Chibi Great Wall
Liabilities
Total consideration for acquisition				¥ 202,000
Chalco Mining
BUSINESS COMBINATION
Consideration transferred in receivables	¥ 70,000
Cash consideration paid	¥ 132,000
Red Cliff Carbon
BUSINESS COMBINATION
Equity interest acquired (as a percent)				77.65%
Assets
Property, plant and equipment				¥ 379,618	¥ 271,604
Land use rights				25,731	26,124
Deferred tax assets				3,325	3,325
Inventories				65,440	59,035
Other current assets				18,608	11,095
Trade and notes receivables				53,392	32,880
Restricted Cash					15,700
Cash and cash equivalents				16,258	50,545
Liabilities
Interest bearing loans and borrowings				(233,000)	(228,500)
Contract liabilities				(1,816)
Trade and notes payables				(56,970)	(46,702)
Other payables and accrued expenses				(52,114)	(51,595)
Income tax payable					(2,927)
Other non-current liabilities				(65,901)	(69,640)
Net assets				152,571	70,944
Non-controlling interests				(34,100)	¥ (15,856)
Difference recognized in equity				83,497
Total consideration for acquisition				¥ 201,968
China Great Wall Aluminum | Red Cliff Carbon
BUSINESS COMBINATION
Equity interest acquired (as a percent)				57.69%
Henan Great Wall Zhongxin | Red Cliff Carbon
BUSINESS COMBINATION
Equity interest acquired (as a percent)				19.96%